Summarized Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Information (Unaudited)
SUMMARIZED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

A summary of selected quarterly financial information is presented below (in thousands, except for per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2014
Interest income	$33,018	$31,828	$32,438	$32,282
Taxable equivalent adjustment	153	151	152	164
Interest income (FTE)	33,171	31,979	32,590	32,446
Interest expense	2,978	2,973	2,968	3,041
Net interest income	30,193	29,006	29,622	29,405
Provision for loan losses	1,363	435	1,872	384

Investment securities gains	83	818	71	184
Non-interest income	14,222	14,321	14,538	14,485
Non-interest expense	23,376	24,305	24,325	23,035
Income before income tax expense	19,759	19,405	18,034	20,655
Income tax expense	(5,803)	(6,497)	(6,010)	(5,961)
Taxable equivalent adjustment	(153)	(151)	(152)	(164)
Net income	$13,803	$12,757	$11,872	$14,530

Net earnings available to common shareholders	$13,663	$12,626	$11,746	$14,374

Basic earnings per common share	$0.87	$0.81	$0.76	$0.95
Diluted earnings per common share	0.86	0.80	0.76	0.95
Average common shares outstanding:
Basic	15,631	15,556	15,363	15,096
Diluted	15,796	15,706	15,445	15,182

2013
Interest income	$33,026	$34,724	$35,674	$35,115
Taxable equivalent adjustment	174	167	161	158
Interest income (FTE)	33,200	34,891	35,835	35,273
Interest expense	3,455	3,427	3,304	3,115
Net interest income	29,745	31,464	32,531	32,158
Provision for loan losses	1,738	2,011	1,154	1,945
Investment securities losses	84	9	—	671
Non-interest income	14,242	14,243	14,480	14,277
Non-interest expense	29,403	23,959	24,665	24,879
Income before income tax expense	12,930	19,746	21,192	20,282
Income tax expense	(4,769)	(6,573)	(7,056)	(6,877)
Taxable equivalent adjustment	(174)	(167)	(161)	(158)
Net income	$7,987	$13,006	$13,975	$13,247

Net earnings available to common shareholders	$7,922	$12,890	$13,848	$13,127

Basic earnings per common share	$0.51	$0.83	$0.89	$0.84
Diluted earnings per common share	0.51	0.82	0.88	0.83
Average common shares outstanding:
Basic	15,473	15,582	15,608	15,636
Diluted	15,627	15,752	15,790	15,799